INCOME TAXES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
INCOME TAXES

As of December 28, 2012, our federal net operating loss (“NOL”) carryovers were approximately $15.9 million. These federal NOL carryovers expire in years 2021 through 2025. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $297.0 million. These state NOL carryovers expire in years 2013 through 2031. There are also foreign NOL carryovers in various jurisdictions of approximately $544.4 million. The majority of the foreign NOL carryovers have no expiration date. At December 28, 2012, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $132.2 million with a valuation allowance of $106.0 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of December 28, 2012 and December 30, 2011, we have remaining tax-deductible goodwill of $223.2 million and $316.5 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 14 years. The tax deduction for goodwill for 2013 is expected to be approximately $85.5 million and is expected to be substantially lower beginning in 2015.

The effective income tax rate of 30.8% for the year ended December 28, 2012 is less than the statutory rate of 35% due primarily to the exclusion of tax on noncontrolling interests and foreign income taxed at rates lower than 35%.

The 37.4% negative effective tax rate for the year ended December 30, 2011 differs from the statutory rate of 35% primarily due to the goodwill impairment charge taken during the year, a substantial portion of which is not deductible for tax purposes.

The effective income tax rate for the year ended December 31, 2010 is less than the statutory rate of 35% primarily due to a change in our indefinite reinvestment assertion during the year. During our fiscal year 2010, we determined that our plans to expand our international presence would require that we indefinitely reinvest the earnings of all of our foreign subsidiaries offshore, which resulted in the reversal of the net U.S. deferred tax liability on the undistributed earnings of all foreign subsidiaries. This benefit increased net income attributable to URS by $42.1 million.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended December 28, 2012, December 30, 2011 and December 31, 2010, we recognized $(1.4) million, $(1.4) million and $1.5 million, respectively, in interest and penalties. We have accrued approximately $5.3 million, $6.7 million and $8.1 million in interest and penalties as of December 28, 2012, December 30, 2011 and December 31, 2010, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.

NOTE 13. INCOME TAXES

The components of income tax expense were as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Federal	$152.3	$78.3	$85.9
State and local	35.9	17.6	19.0
Foreign	18.3	19.2	11.8
Subtotal	206.5	115.1	116.7

Deferred:
Federal	(10.5)	(19.0)	8.5
State and local	1.0	(0.8)	3.9
Foreign	(7.1)	(3.5)	(1.5)
Subtotal	(16.6)	(23.3)	10.9
Total income tax expense	$189.9	$91.8	$127.6

  For fiscal year 2010, the tax amounts were revised as discussed below in the “Revision of Previously Issued Financial Statements” section.

The income before income taxes, by geographic area, was as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Income (loss) before income taxes and noncontrolling interests:
United States	$534.9	$(316.2)	$430.9
International	80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests	$615.7	$(245.5)	$513.8

As of December 28, 2012, our federal net operating loss (“NOL”) carryovers were approximately $15.9 million. These federal NOL carryovers expire in years 2021 through 2025. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $297.0 million. These state NOL carryovers expire in years 2013 through 2031. There are also foreign NOL carryovers in various jurisdictions of approximately $544.4 million. The majority of the foreign NOL carryovers have no expiration date. At December 28, 2012, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $132.2 million with a valuation allowance of $106.0 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of December 28, 2012 and December 30, 2011, we have remaining tax-deductible goodwill of $223.2 million and $316.5 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 14 years. The tax deduction for goodwill for 2013 is expected to be approximately $85.5 million and is expected to be substantially lower beginning in 2015.

The significant components of our deferred tax assets and liabilities were as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Receivable allowances	$6.7	$4.5	$6.1
Net operating losses	1.6	1.2	3.9
Estimated loss accruals	43.6	39.8	38.7
State income taxes	0.1	2.9	3.2
Payroll-related accruals	89.8	85.0	74.4
Self-insurance reserves	8.8	6.8	4.9
Unearned revenue	3.1	(2.0)	0.1
Deferred compensation and post-retirement benefit accruals	3.2	3.1	3.7
Other	4.2	2.0	1.4
Gross current deferred tax assets	161.1	143.3	136.4
Valuation allowance	(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6	135.2	129.0
Revenue on retained accounts receivable	(17.0)	(7.0)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83.0)	(72.2)	(45.7)
Net current deferred tax assets	$67.6	$63.0	$83.3

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Non-Current:
Deferred compensation and post-retirement benefit accruals	$144.6	$111.9	$104.0
Self-insurance reserves	29.4	33.5	35.0
Property, plant and equipment	2.0	9.2	3.3
Foreign tax credits	7.1	7.1	7.1
Income tax credits	8.0	3.4	3.2
Rental accruals	21.6	16.3	9.2
Net operating losses	130.6	107.2	108.0
Other reserves	18.8	14.7	25.3
Gross non-current deferred tax assets	362.1	303.3	295.1
Valuation allowance	(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235.0	187.4	198.4
Goodwill and other intangibles	(348.1)	(273.0)	(343.6)
Foreign subsidiary outside basis difference	(2.0)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64.0)	(41.0)	(31.5)
Non-current deferred tax liabilities	(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	$(328.3)	$(276.5)	$(326.9)

We have indefinitely reinvested $499.1 million of undistributed earnings of our foreign operations outside of our U.S. tax jurisdiction as of December 28, 2012. No deferred tax liability has been recognized for the remittance of such earnings to the U.S. since it is our intention to utilize these earnings in our foreign operations. The determination of the amount of deferred taxes on these earnings is not practicable since the computation would depend on a number of factors that cannot be known unless a decision is made to repatriate the earnings. Some of our foreign earnings are indefinitely reinvested between other foreign countries.

The difference between total tax expense and the amount computed by applying the statutory federal income tax rate to income before taxes was as follows:

	Year Ended
	December 28, 2012		December 30, 2011		December 31, 2010
(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$215.5	35.0%	$(85.9)	35.0%	$179.8	35.0%
State taxes, net of federal benefit	26.3	4.3%	11.2	(4.6%)	17.9	3.5%
Change in indefinite reinvestment assertion	—	—	—	—	(57.2)	(11.1%)
Adjustments to valuation allowances	4.0	0.6%	19.6	(8.0%)	14.6	2.8%
Adjustments related to changing foreign tax credits to deductions	—	—	—	—	12.6	2.5%
Foreign income taxed at rates other than 35%	(26.0)	(4.2%)	(28.2)	11.5%	(19.8)	(3.9%)
Goodwill impairment	—	—	207.1	(84.4%)	—	—
Exclusion of tax on noncontrolling interests	(29.9)	(4.9%)	(30.1)	12.3%	(23.7)	(4.6%)
Other adjustments	—	—	(1.9)	0.8%	3.4	0.6%
Total income tax expense	$189.9	30.8%	$91.8	(37.4%)	$127.6	24.8%

  The prior period amounts were revised as discussed below in the “Revision of Previously Issued Financial Statements” section.

The effective income tax rate of 30.8% for the year ended December 28, 2012 is less than the statutory rate of 35% due primarily to the exclusion of tax on noncontrolling interests and foreign income taxed at rates lower than 35%.

The 37.4% negative effective tax rate for the year ended December 30, 2011 differs from the statutory rate of 35% primarily due to the goodwill impairment charge taken during the year, a substantial portion of which is not deductible for tax purposes.

The effective income tax rate for the year ended December 31, 2010 is less than the statutory rate of 35% primarily due to a change in our indefinite reinvestment assertion during the year. During our fiscal year 2010, we determined that our plans to expand our international presence would require that we indefinitely reinvest the earnings of all of our foreign subsidiaries offshore, which resulted in the reversal of the net U.S. deferred tax liability on the undistributed earnings of all foreign subsidiaries. This benefit increased net income attributable to URS by $42.1 million.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended December 28, 2012, December 30, 2011 and December 31, 2010, we recognized $(1.4) million, $(1.4) million and $1.5 million, respectively, in interest and penalties. We have accrued approximately $5.3 million, $6.7 million and $8.1 million in interest and penalties as of December 28, 2012, December 30, 2011 and December 31, 2010, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.